Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
15. Share-Based Compensation
In 2013, the Company’s Board adopted the 2013 Restricted Stock Plan (the “2013 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock or share options in the Company’s common stock.
The 2013 Plan is administered by the Compensation Committee with certain decisions subject to the approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or restricted stock awards granted under the 2013 Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the 2013 Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.
Share awards
On March 17, 2022, the Company granted 57,402 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to non-employee directors with a weighted average value of $10.40 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 18,314 restricted shares to the officers and employees of the Company with a weighted average value of $10.40 per share. In addition on April 4, 2022, the Company granted 10,000 restricted shares to the officers and employees of the Company with a weighted average value of $12.17 per share. The restricted shares issued to the officers and employees of the Company vest on the third anniversary of the grant date.
During the year ended December 31, 2022, 29,295 shares that were granted to non-employee directors in March 2021, under the 2013 Plan and which had a weighted average grant value of $10.26 per share, vested with a fair value of $311,698. In addition, 11,538 shares previously granted to non-employee directors with a weighted average grant value of $10.40, were accelerated and vested at a fair value of $119,995. Furthermore, 28,497 shares granted in 2019 with a grant value of $11.06 to officers and employees of the Company vested at a fair value of $274,240, as well as 2,174 previously granted to officers and employees with a weighted average grant value of $10.26, were accelerated and vested at a fair value of $15,000.

On March 17, 2021, the Company granted 29,295 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to non-employee directors with a weighted average value of $10.26 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 20,048 restricted shares to the Executive Chairman of the Board and 35,920 restricted shares to the officers and employees of the Company with a weighted average value of $10.26 per share. These restricted shares awarded to the Executive Chairman of the Board vested on September 30, 2021, at the point of his resignation from the Board along with all of his other restricted shares in issue. The restricted shares issued to the officers and employees of the Company vest on the third anniversary of the grant date. A further 15,000 restricted shares were issued on October 31, 2021, to three officers of the Company with a weighted average value of $8.46 and these shares will vest on the third anniversary of the grant date.
During the year ended December 31, 2021, 30,380 shares that were granted to non-employee directors in March 2020, which had a weighted average grant value of $7.90 per share, vested with a fair value of $295,294. In addition, 63,728 shares granted in 2018 at a grant value of $12.04, 94,764 shares that were granted in 2019 at a grant value of $11.06, 17,240 shares that were granted in 2020 at a grant value of $7.90 and 20,048 shares granted in 2021 at a grant value of $10.26 to the then Executive Chairman of the Board were accelerated and vested with a fair value of $1,777,532. In addition, 28,214 shares granted in 2018 with a grant value of $12.04 to officers and employees of the Company vested at a fair value of $274,240. In addition, during the year ended December 31, 2021, 32,521 shares previously granted to officers and employees with a weighted average grant value of $9.89, were accelerated and vested at a fair value of $293,175.
Restricted share grant activity for the year ended December 31, 2021, and 2022 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of December 31, 2020,	306,242	$10.54	0.93 years
Granted	100,263	9.99
Vested	(286,895)	10.66
Forfeited	(16,123)	8.89

Balance as of December 31, 2021,	103,487	$9.92	1.06 years
Granted	85,716	10.83
Vested	(71,504)	10.64
Forfeited	(2,006)	9.11

Balance as of December 31, 2022,	115,693	$10.16	1.04 years

We account for forfeitures as they occur. Using the graded straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the statements of operations over the period to the vesting date. During the year ended December 31, 2022, the Company recognized $799,902 in share-based compensation costs relating to share grants (year ended December 31, 2021: $1,373,292 and year ended December 31, 2020: $1,321,205). As of December 31, 2022, there was a total of $619,869 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2021: $380,704) which are expected to be recognized over a weighted average period of 1.064 years (December 31, 2021: 1.06 years).
Share options
Share options issued under the 2013 Plan are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the date of the grant. The fair value of each option is calculated on the date of the grant based on the Black-Scholes valuation model. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.
The movements in the existing share options during the years ended December 31, 2021, and 2022 were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2021,	339,936	21.40	$—
Post vesting cancellations during the year	(29,080)	20.45	—

Balance as of December 31, 2021,	310,856	21.37	$—
Issuance during the year	10,000	9.24	$27,200

Balance as of December 31, 2022,	320,856	20.99	$—

There were 320,856 options exercisable as of December 31, 2022. The weighted average exercise price of the share options exercisable as of December 31, 2022, was $21.08.
The weighted average remaining contractual term of options outstanding and exercisable as of December 31, 2022, was 1.89 years.
During the year ended December 31, 2022, the Company recognized $14,240 to share-based compensation costs (year ended December 31, 2021: nil and year ended December 31, 2020: a credit of $77,364) relating to options forfeited under the 2013 Plan. As of December 31, 2022, there were $43,360 in unrecognized compensation costs relating to options under the 2013 Plan. As of December 31, 2021, 310,856 share options had vested but had not been exercised.
The Company have employee stock purchase plans in place which is a savings-related share scheme where certain employees have the option to buy common stock at a 15% discount to the share price at the grant dates of August 8, 2022, and July 9, 2021. The current scheme has a three-year vesting periods which will expire on August 10, 2025 and July 9, 2024. No shares were issued since the inception of the scheme and under the Black-Scholes valuation model for the year ended December 31, 2022, the Company recognized compensation costs of $ relating to employee stock purchase plans (for the year ended December 31, 2021: nil).